INCOME TAXES (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Notes and other explanatory information [abstract]
Federal	$ 122,714	$ 424,476	$ 397,430	$ 1,245,193	$ 599,289	$ 498,435	$ 217,571	$ 113,699
State	29,933	57,374	68,429	320,942	167,247	68,861	27,787	36,844
Adjustment to prior years provision versus statutory tax returns	6,827	85,722		69,622		273,994
Total current expense:	159,474	567,572	465,859	1,635,757	766,536	841,290	245,358	150,543
Federal	184,510	(281,033)	(1,354,696)	(289,485)	(1,354,696)	(1,354,696)	(990,452)	(1,288,637)
State	39,554	(74,270)	(389,828)	(82,721)	(389,828)	(389,828)	(350,374)	(322,400)
Change in unrecognized deductible temporary differences		46,613	1,274,166	(81,663)	1,274,166	1,274,166	1,340,826	1,611,037
Total deferred expense (benefit):	224,064	(308,690)	(470,358)	(453,869)	(470,358)	(470,358)
Total income tax expense (benefit):	$ 383,539	$ 258,882	$ (4,499)	$ 1,181,888	$ 296,178	$ 370,932	$ 245,359	$ 150,543